THE EQUITY TOTAL RETURN SWAP DERIVATIVE CONTRACT, Summary (Details) $ in Thousands, ¥ in Millions	1 Months Ended		12 Months Ended
	Oct. 31, 2025 USD ($)	Oct. 31, 2025 CNY (¥)	Mar. 31, 2026 USD ($) Counterparty	Nov. 30, 2025 USD ($)	Nov. 30, 2025 CNY (¥)
Debt Securities, Trading, and Equity Securities, FV-NI, Cost [Abstract]
Notional amount			$ 760
Loss in fair value of equity securities			690
Gain in fair value of derivatives			$ 760
Equity Securities [Member]
Debt Securities, Trading, and Equity Securities, FV-NI, Cost [Abstract]
Equity interest consideration	$ 2,000	¥ 14.0
Equity Total Return Swap [Member]
Debt Securities, Trading, and Equity Securities, FV-NI, Cost [Abstract]
Fixed financing return				10.00%	10.00%
Notional amount				$ 1,000	¥ 7.0
Number of counterparties | Counterparty			2